OTHER FINANCIAL DATA - REGULATORY MATTERS 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	$ 62		$ 89
Total Regulatory Assets, Noncurrent	2,742		2,780
Total Regulatory Liability, Current	(2)	[1]	(1)	[1]
Total Regulatory Liability, Noncurrent	(2,721)		(2,638)
Total Net Regulatory Assets (Liabilities)	81		230
San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	49		78
Total Regulatory Assets, Noncurrent	1,747		1,824
Total Regulatory Liability, Noncurrent	(1,603)		(1,462)
Total Net Regulatory Assets (Liabilities)	193		440
Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	4		9
Total Regulatory Assets, Noncurrent	983		945
Total Regulatory Liability, Noncurrent	(1,103)		(1,162)
Total Net Regulatory Assets (Liabilities)	$ (116)		$ (208)

[1]	Included in Other Current Liabilities.